Cash and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation of cash and restricted cash
A reconciliation of cash at bank and restricted cash in the consolidated balance sheets to the total amount in the consolidated statement of cash flows is as follows:

	As of December 31,
	2024	2025
	US$	US$
Cash at banks	44,250	87,118
Restricted cash	5,914	6,138
Cash and restricted cash shown in the consolidated statements of cash flows	50,164	93,256
Cash and restricted cash are amounts deposited with financial institutions at the locations noted below:

	As of December 31,
	2024	2025
	US$	US$
Financial institutions in the Chinese mainland
– Denominated in RMB	29,736	78,546
– Denominated in US$	11,979	2,134
– Denominated in Great Britain Pound (“GBP”)	12	6
–– Denominated in Hong Kong Dollar (“HKD”)	2	—
Total cash balances held in the Chinese mainland	41,729	80,686
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	5,191	3,429
– Denominated in US$	29	—
–– Denominated in Euro	2,272	6,735
Total cash balances held in Sweden	7,492	10,164
Financial institutions in the United Kingdom
– Denominated in GBP	665	1,118
Total cash balances held in the United Kingdom	665	1,118
Total cash balances held at financial institutions in other jurisdictions	278	1,288
Total cash balances held at financial institutions	50,164	93,256
Cash on hand	—	—
Total cash balances	50,164	93,256

Schedule of restrictions on cash and cash equivalents
A reconciliation of cash at bank and restricted cash in the consolidated balance sheets to the total amount in the consolidated statement of cash flows is as follows:

	As of December 31,
	2024	2025
	US$	US$
Cash at banks	44,250	87,118
Restricted cash	5,914	6,138
Cash and restricted cash shown in the consolidated statements of cash flows	50,164	93,256
Cash and restricted cash are amounts deposited with financial institutions at the locations noted below:

	As of December 31,
	2024	2025
	US$	US$
Financial institutions in the Chinese mainland
– Denominated in RMB	29,736	78,546
– Denominated in US$	11,979	2,134
– Denominated in Great Britain Pound (“GBP”)	12	6
–– Denominated in Hong Kong Dollar (“HKD”)	2	—
Total cash balances held in the Chinese mainland	41,729	80,686
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	5,191	3,429
– Denominated in US$	29	—
–– Denominated in Euro	2,272	6,735
Total cash balances held in Sweden	7,492	10,164
Financial institutions in the United Kingdom
– Denominated in GBP	665	1,118
Total cash balances held in the United Kingdom	665	1,118
Total cash balances held at financial institutions in other jurisdictions	278	1,288
Total cash balances held at financial institutions	50,164	93,256
Cash on hand	—	—
Total cash balances	50,164	93,256